INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 14,917	$ 10,621	$ (535)
Deferred	(57,897)	53,581	15,524
Domestic	(55,456)	59,053	16,193
Foreign	12,476	5,149	(1,204)
Income tax expense	$ (42,980)	$ 64,202	$ 14,989